Document and Entity Information	6 Months Ended
Mar. 31, 2013
Document and Entity Information
Entity Registrant Name	CUBIC CORP /DE/
Entity Central Index Key	0000026076
Document Type	S-1
Pre-Effective Amendment Number	2
Document Period End Date	Mar. 31, 2013
Amendment Flag	false
Entity Filer Category	Large Accelerated Filer